LVIP Mondrian International Value Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.57%
Australia–0.92%
QBE Insurance Group	1,435,038	$ 7,475,103
		7,475,103
Denmark–1.21%
ISS	722,748	9,887,562
		9,887,562
France–6.85%
Cie de Saint-Gobain	817,560	19,617,700
Sanofi	300,210	25,990,618
Societe Generale	629,437	10,311,524
		55,919,842
Germany–8.59%
Allianz	126,030	21,462,582
Continental	238,059	16,973,189
Daimler	339,027	10,124,756
Deutsche Telekom	616,213	7,958,651
Evonik Industries	648,677	13,546,460
		70,065,638
Hong Kong–9.22%
China Mobile	2,757,000	20,661,732
CK Hutchison Holdings	3,628,000	24,181,187
Jardine Matheson Holdings	198,600	9,995,915
WH Group	22,137,000	20,432,630
		75,271,464
Italy–4.67%
Enel	3,017,144	20,811,778
Eni	1,741,130	17,302,418
		38,114,196
Japan–28.09%
Coca-Cola Bottlers Japan Holdings	847,000	17,383,383
FUJIFILM Holdings	556,100	27,404,352
Fujitsu	173,400	15,617,913
Honda Motor	1,078,700	24,137,455
Isuzu Motors	813,400	5,382,979
Kyocera	431,900	25,486,744
Mitsubishi Electric	1,322,000	16,149,829
Nippon Telegraph & Telephone	551,500	13,190,014
Otsuka Holdings	498,300	19,442,858
Sekisui Chemical	1,061,800	13,988,243
Sumitomo Electric Industries	322,900	3,373,652
Takeda Pharmaceutical	811,500	24,708,625
Tokio Marine Holdings	385,700	17,647,521
Toyota Industries	110,300	5,259,076
		229,172,644
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands–3.48%
Koninklijke Ahold Delhaize	278,922	$ 6,497,919
Royal Dutch Shell Class B	1,307,704	21,935,506
		28,433,425
Singapore–4.05%
Singapore Telecommunications	5,661,700	10,093,242
United Overseas Bank	1,674,881	22,979,433
		33,072,675
Spain–2.13%
Banco Santander	7,318,686	17,409,833
		17,409,833
Sweden–2.81%
Telia	6,402,632	22,917,447
		22,917,447
Switzerland–5.37%
ABB	1,017,718	17,688,992
Novartis	224,565	18,526,338
Zurich Insurance Group	21,530	7,563,631
		43,778,961
Taiwan–2.02%
Taiwan Semiconductor Manufacturing	969,000	8,723,240
Taiwan Semiconductor Manufacturing ADR	161,937	7,738,969
		16,462,209
United Kingdom–18.16%
BP	4,316,103	17,700,098
G4S	6,027,801	6,856,035
GlaxoSmithKline	1,274,439	23,913,780
John Wood Group	1,704,632	3,243,657
Kingfisher	6,926,668	12,166,752
Lloyds Banking Group	45,452,853	17,769,841
SSE	1,699,880	27,315,458
Tesco	8,271,528	23,359,016
Travis Perkins	428,792	4,661,279
WPP	1,640,248	11,151,929
		148,137,845
Total Common Stock (Cost $965,779,281)		796,118,844
PREFERRED STOCK–0.11%
Germany–0.11%
Bayerische Motoren Werke 2.36%	21,446	909,424
Total Preferred Stock (Cost $1,547,482)		909,424

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.58%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	4,713,391	$ 4,713,391
Total Money Market Fund (Cost $4,713,391)		4,713,391

TOTAL INVESTMENTS–98.26% (Cost $972,040,154)	801,741,659
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.74%	14,192,116
NET ASSETS APPLICABLE TO 66,007,125 SHARES OUTSTANDING–100.00%	$815,933,775

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$7,475,103	$—	$7,475,103
Denmark	—	9,887,562	—	9,887,562
France	—	55,919,842	—	55,919,842
Germany	—	70,065,638	—	70,065,638
Hong Kong	—	75,271,464	—	75,271,464
Italy	—	38,114,196	—	38,114,196
Japan	—	229,172,644	—	229,172,644
Netherlands	—	28,433,425	—	28,433,425
Singapore	—	33,072,675	—	33,072,675
Spain	—	17,409,833	—	17,409,833
Sweden	—	22,917,447	—	22,917,447
Switzerland	—	43,778,961	—	43,778,961
Taiwan	7,738,969	8,723,240	—	16,462,209
United Kingdom	—	148,137,845	—	148,137,845
Preferred Stock	—	909,424	—	909,424
Money Market Fund	4,713,391	—	—	4,713,391
Total Investments	$12,452,360	$789,289,299	$—	$801,741,659
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Mondrian International Value Fund–4